Intangible and Other Long-Term Assets (Details) - Schedule of Balances - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net		$ 4,585,728	$ 4,719,347
Accumulated amortization		2,273,159	2,396,391
Net		2,312,569	2,322,956
Republic trade mark [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net		110,506	107,380
Net		$ 110,506	$ 107,380
Amortization period (years)	[1]
Customers list [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net		$ 67,459	$ 65,550
Accumulated amortization		$ 67,459	$ 65,550
Amortization period (years)		20 years	20 years
Republic [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net	[2]	$ 177,965	$ 298,071
Accumulated amortization	[2]	67,459	190,691
Net	[2]	110,506	107,380
Customers list One [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net		2,205,700	2,205,700
Accumulated amortization		$ 2,205,700	$ 2,205,700
Amortization period (years)		9 years	9 years
San 42 trademark [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net	[3]	$ 329,600	$ 329,600
Net	[3]	$ 329,600	$ 329,600
Amortization period (years)	[1],[3]
Goodwill [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net	[3]	$ 1,814,160	$ 1,814,160
Net	[3]	$ 1,814,160	$ 1,814,160
Amortization period (years)	[1],[3]
Grupo San [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net	[4]	$ 4,349,460
Accumulated amortization	[4]	2,205,700
Net	[4]	2,143,760
Total [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net		4,527,425	$ 4,647,531
Accumulated amortization		2,273,159	2,396,391
Net		2,254,266	2,251,140
Other assets [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net		58,303	71,816
Net		$ 58,303	71,816
Kobe Tech contract [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net			125,141
Accumulated amortization			$ 125,141
Amortization period (years)			12 years
Grupo San [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Balances [Line Items]
Original Value net	[4]		$ 4,349,460
Accumulated amortization	[4]		2,205,700
Net	[4]		$ 2,143,760

[1]	Intangible assets with undefined useful life.
[2]	Intangible assets from the Republic acquisition.
[3]	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.
[4]	Intangible assets from the Grupo San acquisition.